CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 425,823	$ 278,722
Time deposits	1,981	217
TOTAL	$ 427,804	$ 278,939	$ 62,721	$ 77,606